Business Segment Reporting	12 Months Ended
Dec. 31, 2011
Business Segment Reporting [Abstract]
Business Segment Reporting
(17)	Business Segment Reporting

The Company defines its operating segments by business and geography. The Company has two community banks, BOHR and Shore, which provide loan and deposit services through branches located in Virginia, North Carolina, and Maryland. In addition to the operations of its two banking subsidiaries, the Company has two other reportable segments: Mortgage, which encompasses the Company's mortgage banking business, and Other. At the end of the third quarter of 2011, the Company sold Gateway Insurance Services, Inc., a wholly-owned subsidiary, for a gain of $1.3 million. Results for Gateway Insurance Services, Inc. are included in the Other segment.

The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies. Segment profit and loss is measured by net income prior to corporate overhead allocation. Intersegment transactions are recorded at cost and eliminated as part of the consolidation process. Because of the interrelationships between the segments, the information is not indicative of how the segments would perform if they operated as independent entities. The following tables show certain financial information (in thousands) as of and for the years ended December 31, 2011, 2010, and 2009 for each segment and in total.

	Total	Elimination	BOHR	Shore	Mortgage	Other
Total assets at December 31, 2011	$2,166,860	$(258,739)	$2,068,990	$277,267	$68,117	$11,225

Year ended December 31, 2011
Net interest income	$71,467	$—	$62,123	$9,188	$155	$1
Provision for loan losses	(67,850)	—	(67,240)	(610)	—	—

Net interest income (expense) after provision for loan losses	3,617	—	(5,117)	8,578	155	1
Noninterest income	4,210	(250)	(10,202)	2,091	8,369	4,202
Noninterest expense	103,676	(250)	82,913	9,736	8,544	2,733

Income (loss) before provision for income taxes	(95,849)	—	(98,232)	933	(20)	1,470
Provision for income taxes	2,153	—	2,106	47	—	—

Net income (loss)	(98,002)	—	(100,338)	886	(20)	1,470
Net income attributable to non-controlling interest	612	—	—	—	612	—

Net income (loss) attributable to Hampton Roads Bankshares, Inc.	$(98,614)	$—	$(100,338)	$886	$(632)	$1,470

Total assets at December 31, 2010	$2,900,156	$(281,626)	$2,816,168	$330,146	$25,393	$10,075

Year ended December 31, 2010
Net interest income	$75,959	$—	$67,137	$8,456	$351	$15
Provision for loan losses	(211,800)	—	(208,352)	(3,448)	—	—

Net interest income (expense) after provision for loan losses	(135,841)	—	(141,215)	5,008	351	15
Noninterest income	18,638	—	(659)	3,238	11,269	4,790
Noninterest expense	95,332	—	73,641	8,464	8,597	4,630

Income (loss) before provision for income taxes	(212,535)	—	(215,515)	(218)	3,023	175
Provision for income taxes (benefit)	(2,179)	—	(3,265)	(33)	1,058	61

Net income (loss)	(210,356)	—	(212,250)	(185)	1,965	114
Net income attributable to non-controlling interest	983	—	—	—	983	—

Net income (loss) attributable to Hampton Roads Bankshares, Inc.	$(211,339)	$—	$(212,250)	$(185)	$982	$114

Total assets at December 31, 2009 as restated	$2,919,576	$(303,100)	$2,701,897	$495,613	$13,599	$11,567

Year ended December 31, 2009 as restated
Net interest income	$105,151	$—	$95,277	$9,468	$392	$14
Provision for loan losses	(134,223)	—	(132,137)	(2,086)	—	—

Net interest income (expense) after provision for loan losses	(29,072)	—	(36,860)	7,382	392	14
Noninterest income	22,325	—	9,114	3,314	4,642	5,255
Noninterest expense	170,795	—	125,434	36,870	3,686	4,805

Income (loss) before provision for income taxes	(177,542)	—	(153,180)	(26,174)	1,348	464
Provision for income taxes	23,908	—	22,760	540	445	163

Net income (loss)	$(201,450)	$—	$(175,940)	$(26,714)	$903	$301